     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2000


                                                             FILE NOS. 333-30919
                                                                        811-8287
________________________________________________________________________________
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 6


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 7


                              -------------------

                    COHEN & STEERS EQUITY INCOME FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      757 THIRD AVENUE, NEW YORK, NY 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                                                   COPY TO:

           ROBERT H. STEERS                                  SARAH E. COGAN, ESQ.
COHEN & STEERS EQUITY INCOME FUND, INC.                   SIMPSON THACHER & BARTLETT
           757 THIRD AVENUE                                   425 LEXINGTON AVE.
          NEW YORK, NY 10017                                  NEW YORK, NY 10017
 (NAME AND ADDRESS OF AGENT OF SERVICE
              OF PROCESS)

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement

      IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
                                     BOX):

   [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)


   [x] ON MAY 1, 2000 PURSUANT TO PARAGRAPH (B)


   [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

   [ ] ON [DATE] PURSUANT TO PARAGRAPH (A)(1)

   [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

   [ ] ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
________________________________________________________________________________
________________________________________________________________________________

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                      CLASS A, CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                               Investment Adviser
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                      Chase Global Funds Services Company
                                 P.O. Box 2798
                        Boston, Massachusetts 02208-2798
                           Telephone: (800) 437-9912




 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
    APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER
      THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES
                      OTHERWISE IS COMMITTING A CRIME.


                                  MAY 1, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1
    Investment Objectives and Principal Investment
       Strategies...........................................    1
    Who Should Invest.......................................    1
    Principal Risks.........................................    1
    Historical Fund Performance.............................    2
FEES AND EXPENSES OF THE FUND...............................    3
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    5
    Objectives..............................................    5
    Principal Investment Strategies.........................    5
    Principal Risks of Investing in the Fund................    6
MANAGEMENT OF THE FUND......................................    8
    The Investment Adviser..................................    8
    Portfolio Managers......................................    8
HOW TO PURCHASE AND SELL FUND SHARES........................    9
    Pricing of Fund Shares..................................    9
    Purchasing the Class of Fund Shares that is Best for
       You..................................................    9
    Class A Shares..........................................   10
    Class B Shares..........................................   11
    Class C Shares..........................................   11
    A Note on Contingent Deferred Sales Charges.............   12
    Institutional Class.....................................   12
    Purchase Minimums.......................................   12
    Form of Payment.........................................   12
    Purchases of Fund Shares................................   13
    Purchases Through Dealers...............................   14
    Purchases Through CSSI..................................   14
    Automatic Investment Plan...............................   14
    Exchange Privilege......................................   14
    How to Sell Fund Shares.................................   15
ADDITIONAL INFORMATION......................................   16
    Distribution Plan.......................................   16
    Shareholder Service Plan................................   17
    Dividends and Distributions.............................   17
    Tax Considerations......................................   17
FINANCIAL HIGHLIGHTS........................................   18

                    COHEN & STEERS EQUITY INCOME FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


The investment objective of Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is high current income through investment in real estate securities. Capital appreciation is a secondary investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.


Normally, the Fund invests at least 65% of its total assets in common stocks and other equity securities issued by real estate companies, such as 'real estate investment trusts' ('REITs'). A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. The Fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code. The Fund may also invest up to 35% of its total assets in debt securities, including high yield debt securities, issued or guaranteed by real estate and other companies.

--------------------------------------------------------------------------------
WHO SHOULD INVEST


Cohen & Steers Equity Income Fund, Inc. may be suitable for you if you are seeking:


  Some exposure to real estate to add to your portfolio mix;

  A fund that may perform differently than a general stock or bond fund to add to your portfolio;

  Liquidity in a real estate-related investment;

  High current income; and

  The potential for long-term capital growth.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.


Real Estate Markets and REIT Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.



Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.



As of March 31, 2000, the market capitalization of REITs ranged in size from approximately $5 million to $6.3 billion.


Debt Securities Risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.


Non-Diversification. As a 'non-diversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.


Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund's investment return can change from year to year and how the Fund's returns can vary from the performance of selected broad market indices over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance is not, however, an indication as to how the Fund may perform in the future.


THIS CHART SHOWS THE ANNUAL TOTAL RETURN FOR THE CLASS A SHARES OF EACH YEAR SINCE THE CLASS A SHARES OF THE FUND COMMENCED OPERATIONS. THIS CHART DOES NOT REFLECT THE SALES CHARGES IMPOSED ON CLASS A SHARES; IF THESE AMOUNTS WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.




                                      [GRAPHIC]

HIGHEST QUARTERLY RETURN DURING THIS PERIOD:      11.46%
LOWEST QUARTERLY RETURN DURING THIS PERIOD:      - 8.24%


---------
* The bar chart shows the annual return of the Class A shares of the Fund. The annual returns for the Class B and Class C shares of the Fund are substantially similar to the annual returns of the Class A shares because all of the shares of the Fund are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses. The Class A shares of the Fund commenced operations on September 2, 1997.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST YEAR AND THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF TWO INDICES.


                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ended December 31, 1999)



                                                                               SINCE
                                                                1 YEAR      INCEPTION**
                                                                ------      -----------
CLASS A SHARES
    Cohen & Steers Equity Income Fund.......................      - 9.68%       - 5.14%
    NAREIT Equity REIT Index*'D'............................      - 4.62%       - 5.77%
    S&P 500'r'*.............................................       21.04%        23.61%
CLASS B SHARES
    Cohen & Steers Equity Income Fund.......................     - 10.68%       - 8.89%
    NAREIT Equity REIT Index*'D'............................      - 4.62%      - 11.52%
    S&P 500'r'*.............................................       21.04%        26.64%
CLASS C SHARES
    Cohen & Steers Equity Income Fund.......................      - 5.99%       - 8.74%
    NAREIT Equity REIT Index*'D'............................      - 4.62%      - 11.51%
    S&P 500'r'*.............................................       21.04%        26.12%


---------


 * The NAREIT Index of Equity REITs is comprised of 165 real estate investment trusts. The Standard & Poor's 500 Composite Stock Index ('S&P 500') is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.



 'D' Prior to January 4, 1999, the NAREIT Equity REIT Index was published monthly. Total returns and cumulative values are calculated from the date nearest each class inception for which comparable performance data exist.


** The inception dates were: Class A-September 2, 1997; Class B-January 15, 1998; and Class C-January 14, 1998.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                            CLASS A           CLASS B           CLASS C
                                            -------           -------           -------
SHAREHOLDER FEES (fees paid directly from
  your investment):
Maximum sales charge (load) (as a
  percentage of offering price)...........  4.50%(1)            0%                0%
Maximum sales charge (load) imposed on
  reinvested dividends (and other
  distributions)..........................     0%               0%                0%
Maximum deferred sales charge (load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is
  lower)..................................   0%(2)        5% IN 1ST YEAR       1% IN 1ST
                                                          4% IN 2ND YEAR         YEAR
                                                      3% IN 3RD AND 4TH YEARS
                                                          2% IN 5TH YEAR
                                                          1% IN 6TH YEAR
                                                        NONE THEREAFTER(3)

---------

(1) Sales charges are reduced for large purchases.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.

(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets):
                                                                  CLASS A      CLASS B      CLASS C
                                                                  -------      -------      -------
Management Fee..............................................       0.75%        0.75%        0.75%
Distribution (12 b-1) Fees..................................       0.25%        0.75%*       0.75%
    Service Fee.............................................       0.10%        0.25%        0.25%
    Other Expenses..........................................       0.60%        0.65%        0.64%
                                                                   ----         ----         ----
Total Other Expenses........................................       1.10%        1.65%        1.64%
                                                                   ----         ----         ----
Total Annual Fund Operating Expenses........................       1.70%        2.40%        2.39%
                                                                   ----         ----         ----
                                                                   ----         ----         ----


---------
* Until conversion which occurs automatically at the end of the month which precedes the 8th anniversary of the purchase date.



EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


                                           1         3         5         10
                                         YEAR      YEARS     YEARS     YEARS
                                         ----      -----     -----     -----
Class A shares.......................    $615     $  962    $1,331     $2,368
Class B shares.......................
    Assuming redemption at the end of
      the period.....................     743      1,047     1,480      2,482
    Assuming no redemption at the end
      of the period..................     243        748     1,280      2,482
Class C shares
    Assuming redemption at the end of
      the period.....................     342        745     1,275      2,726
    Assuming no redemption at the end
      of the period..................     242        745     1,275      2,726

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS

--------------------------------------------------------------------------------

OBJECTIVES


The investment objective of Cohen & Steers Equity Income Fund, Inc. is high current income through investment in real estate securities. Capital appreciation is a secondary objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund, of course, will concentrate its investments in the real estate industry.


--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the Fund, the investment adviser relies on a fundamental analysis of each company. The investment adviser reviews each company's potential for success in light of the company's current financial condition, its industry position, and economic and market conditions. The investment adviser evaluates a number of factors, including growth potential, earnings estimates and the quality of management.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Real Estate Companies

For purposes of the Fund's investment policies, a real estate company is one that:

  derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

  has at least 50% of its assets in such real estate.

Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of real estate companies. These equity securities can consist of:

  common stocks (including REIT shares);

  rights or warrants to purchase common stocks;

  securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value; and

  preferred stocks.

Real Estate Investment Trusts


The Fund may invest without limit in shares of real estate investment trusts ('REITs'). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies and the Fund intends to use these REIT dividends in an effort to meet the current income goal of its investment objective.


Types of REITs. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt Securities

The Fund may invest a maximum of 35% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ('Moody's') or lower than BBB by Standard and Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ('S&P')), are sometimes referred to as 'high yield' or 'junk' bonds.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position
When the Fund's investment adviser believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

  declines in the value of real estate;

  risks related to general and local economic conditions;

  possible lack of availability of mortgage funds;

  overbuilding;

  extended vacancies of properties;

  increased competition;

  increases in property taxes and operating expenses;

  changes in zoning laws;

  losses due to costs resulting from the clean-up of environmental problems;

  liability to third parties for damages resulting from environmental problems;

  casualty or condemnation losses;

  limitations on rents;

  changes in neighborhood values and the appeal of properties to tenants; and

  changes in interest rates

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.


In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended ('Code'), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended ('1940 Act'). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.



In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large company stocks such as those found in the Dow Jones Industrial Average.


Risks of Investment in Debt Securities

High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent it is invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.



Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER


Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Board of Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment adviser, was formed in 1986 and is a leading U.S. manager of portfolios dedicated to investments in REITs. Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Special Equity Fund, Inc. and the Fund, which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities.


Under its Investment Advisory Agreement with the Fund, the investment adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The investment adviser performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the investment adviser. Under the Advisory Agreement, the investment adviser pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund's distribution plan.

The investment adviser also selects brokers and dealers to execute the Fund's portfolio transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the investment adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions on behalf of the Fund.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the investment adviser a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund. This fee is higher than the fees incurred by most other investment companies.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers, who have managed the Fund since its inception, are:

  Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor.

  Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor.

  Steven R. Brown -- Mr. Brown joined Cohen & Steers in 1992 and currently serves as a Senior Vice President in investment research at Cohen & Steers Capital Management, Inc. He is a member of NAREIT and ICSC and currently serves on the ICSC Research Advisory Task Force.


--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES



--------------------------------------------------------------------------------
PRICING OF FUND SHARES



The price at which you can purchase and redeem each class of the Fund's shares is the net asset value of that class of shares next determined after we receive your order in proper form, less any applicable initial or contingent deferred sales charge. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange generally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading. We determine net asset value per share for each class by adding the market value of all securities and other assets in the Fund's portfolio attributable to that class, subtracting liabilities attributable to that class, and dividing by the total number of shares of that class then outstanding. Securities for which market prices are unavailable will be valued at fair value as determined by the Fund's Board of Directors.



--------------------------------------------------------------------------------

PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU


All mutual funds incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

 Initial Sales Loads............  A percentage fee deducted from your initial investment.
 Contingent Deferred Sales        A percentage fee deducted from
  Charges.......................  your sales proceeds based on the length of time you own your
                                  shares.
 Distribution 12b-1 Fees........  An annual percentage fee used to pay for distribution expenses.
 Service Fees...................  An annual percentage fee used to pay for the cost of servicing
                                  shareholder accounts.

This prospectus offers three separate classes of shares to give you the most flexibility in choosing a fee structure that is most beneficial to you. As described below, the classes utilize a combination of the above fees and other features to suit your investment needs.

--------------------------------------------------------------------------------
CLASS A SHARES

  Initial Sales Loads -- The following initial sales loads apply to Class A shares:

                          SALES CHARGE AS
                          A PERCENTAGE OF
                          ---------------
                       OFFERING   NET AMOUNT
  INVESTMENT AMOUNT     PRICE      INVESTED
---------------------   -----      --------
Less than $100,000...   4.50%       4.71%
$100,000 but less
  than $250,000......   3.75%       3.90%
$250,000 but less
  than $500,000......   2.75%       2.83%
$500,000 but less
  than $1 million....   2.25%       2.30%
$1 million or more...    None        None

  Contingent Deferred Sales Charge -- None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current net asset value or the original cost of the shares that you sell.

  Distribution 12b-1 Fees -- 0.25% of average daily net assets annually.

  Service Fees -- 0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

  you prefer to pay an initial sales load and have the benefit of lower continuing fees;

  you expect to maintain your investment for an extended period of time;
  and

  you qualify for a reduced initial sales load due to the size of your investment.

The following is additional information about Class A shares:

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you may, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the net asset value per share established as of the close of trading on the New York Stock Exchange on the day that your request is received. The transfer agent must be informed that your new purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT.

Reducing Your Class A Initial Sales Load. As demonstrated in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods that you can use to reduce the applicable initial sales load. These methods include: rights of aggregation, rights of accumulation, letter of intention and sales at net asset value. If you are interested in learning more about of these methods, please consult the SAI. Please note that in order to obtain a reduction in your initial sales load, you must notify your dealer, the transfer agent or Cohen & Steers Securities, Inc. ('CSSI'), the Fund's principal underwriter, of the applicability of one of the reduction methods at the time of your purchase.

                                     [Logo]

                             SUBSCRIPTION AGREEMENT

MAILING INSTRUCTIONS:

1. Complete Subscription Agreement

2. Make check payable to 'Cohen & Steers Equity Income Fund'

3. Mail Subscription Agreement and check to:   Cohen & Steers Equity Income
                                               Fund, Inc.
                                               c/o Chase Global Funds Services
                                               Company
                                               P.O. Box 2798
                                               Boston, MA 02208

FOR ASSISTANCE PLEASE CALL: (800) 437-9912

---------------------------------------------------------------------------------------------------
 COHEN & STEERS EQUITY INCOME FUND, INC.

---------------------------------------------------------------------------------------------------
 1 ACCOUNT TYPE (Please print; indicate only one registration type)
[ ]        INDIVIDUAL OR JOINT ACCOUNT

           ------------------------------------------       ---------------------
           Name                                             Social Security Number

           ----------------------------------------------


           Name of Joint Registrant, if any.
           (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ]        TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY

           -----------------------------------------            ---------------------
           Name of Entity                                       Tax Identification Number
           -----------------------------------------            Date of Trust Agreement (if
           Name of Trust Agreement (if applicable)              applicable)

[ ]        UNIFORM GIFT TO MINORS, OR   [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)

           -----------------------------------------            Under the __________ (state of residence
           Name of Adult Custodian (only one permitted)         of minor) Uniform Gifts/Transfer to
                                                                Minor's Act

           -----------------------------------------            ------------------------
           Name of Minor (only one permitted)                   Minor's Social Security Number

---------------------------------------------------------------------------------------------------
 2 MAILING ADDRESS
                                                                (  )
           -----------------------------------------            ------------------------
           Street or P.O. Box                                   Home Telephone Number

                                                                (  )
           -----------------------------------------            ------------------------
           City and State                      Zip Code         Business Telephone Number

---------------------------------------------------------------------------------------------------
 3 INVESTMENT INFORMATION

   CLASS OF SHARES (please check one:)  [ ] A   [ ] B   [ ] C
     (Class A purchased if no box checked)

   $ _____________________ Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by
   (please check one):
      [ ] Check or draft made payable to 'Cohen & Steers Equity Income Fund, Inc.'

      [ ] Wire through the Federal Reserve System.*_______________________________
                                                    Wire Reference Control Number

   *  Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire
      Reference Control Number. See the PURCHASE OF FUND SHARES section of the Prospectus for wire instructions.

---------------------------------------------------------------------------------------------------
 4 AUTOMATIC INVESTMENT PLAN

   The Automatic Investment Plan makes possible regularly scheduled monthly purchases of
   Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

   Please debit $ from my checking account beginning on *. __________________
                                                                (Month)

   Please debit my account on (check one): [ ] 1st of Month  [ ] 15th of Month

   *To initiate the Automatic Investment Plan, Section 9 of this Subscription Agreement must be completed.

-----------------------------------------------------------------------------------------------------------------------
 5 REDUCED SALES CHARGE (CLASS A ONLY)
   RIGHTS OF AGGREGATION OR ACCUMULATION

       [ ] I apply for Rights of Aggregation reduced sales charges based on the following accounts:

       [ ] I apply for Rights of Accumulation reduced sales charges based on the following accounts:

      Account Name                                      Social Security Number

      1.
      -----------------------------------------         ----------------------------------------
      2.
      -----------------------------------------         ----------------------------------------
      3.
      -----------------------------------------         ----------------------------------------


      LETTER OF INTENT

       [ ] I am already investing under an existing Letter of Intent.

       [ ] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 12 month period, I
       plan to invest a dollar amount of at least: [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000

      NET ASSET VALUE PURCHASE

       [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the
           Prospectus.

-----------------------------------------------------------------------------------------------------------------------
 6 EXCHANGE PRIVILEGES
   Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the EXCHANGE PRIVILEGE section of the Prospectus. (Note:
   If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

-----------------------------------------------------------------------------------------------------------------------
 7 REDEMPTION PRIVILEGES
   Shareholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND
   SHARES section in the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

-----------------------------------------------------------------------------------------------------------------------
 8 DISTRIBUTION OPTIONS
   Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

      Dividends        [ ] Pay in cash.     [ ] Reinvest.

      Capital Gains    [ ] Pay in cash.     [ ] Reinvest.

      [ ] I wish to have my distributions paid by wire (please complete Section 9).

-----------------------------------------------------------------------------------------------------------------------
 9 BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR THE AUTOMATIC INVESTMENT PLAN)
   PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

   -----------------------------------------         ----------------------------------------
   Bank Name                                         Bank ABA Number

   -----------------------------------------         ----------------------------------------
   Street or P.O. Box                                Bank Account Number

   -----------------------------------------         ----------------------------------------
   City and State              Zip Code              Account Name

-----------------------------------------------------------------------------------------------------------------------
 10 SIGNATURE AND TAXPAYER CERTIFICATION

    By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance
    Corporation, a trust company or a member of a national securities exchange.

 --------------------------------------------------------------------------------------------------------------------
    PLEASE CHECK ONE:
    [ ] U.S. CITIZEN/TAXPAYER
    UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER PROVIDED
    IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I/WE ARE EXEMPT FROM BACKUP
    WITHHOLDING, OR (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE SUBJECT TO
    BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME
    THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE
    CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON YOUR TAX RETURN, YOU
    MUST CROSS OUT ITEM 2 ABOVE.
    [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)
    INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES _____________________
    UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS AS
    DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAT THE
    CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
 --------------------------------------------------------------------------------------------------------------------

    I certify that (1) the information provided on this Subscription Agreement is true, correct and complete, (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

      x                                              x
    -----------------------------------   -----      ----------------------------------   ------
    Signature (Owner, Trustee, Etc.)       Date      Signature (Joint Owner, Co-Trustee)   Date

  FOR AUTHORIZED DEALER USE ONLY
   We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription
   Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.


   --------------------------------------------------     -----------------------------------------
   Dealer's Name                                          Dealer Number

   --------------------------------------------------     -----------------------------------------
   Main Office Address                                    Branch Number

   --------------------------------------------------     -----------------------------------------
   Representative's Name                                   Rep. Number

                                                           (   )
   --------------------------------------------------      -----------------------------------------
   Branch Address                                          Telephone Number

   --------------------------------------------------      -----------------------------------------
   Authorized Signature of Dealer                          Date

--------------------------------------------------------------------------------

CLASS B SHARES

Initial Sales Loads -- None.

Contingent Deferred Sales Charge -- If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on the lesser of the current net asset value of your shares or their original cost:

YEAR SINCE PURCHASE                CDSC
-------------------                ----
Less than 1 year.................  5.0%
1 to 2 years.....................  4.0%
2 to 4 years.....................  3.0%
4 to 5 years.....................  2.0%
5 to 6 years.....................  1.0%
6 years or more..................  None

  Distribution 12b-1 Fees -- 0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

  Service Fees -- 0.25% of average daily net assets annually.

  You may want to purchase Class B shares if:

  you choose to pay no initial sales load and higher continuing fees; and

  you prefer to have all of your assets invested initially.

The following is additional information about Class B shares:

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. You should bear in mind that higher continuing distribution fees plus applicable contingent deferred sales charges may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C shares, particularly if you sell your Class B shares shortly after you purchase them or if you qualify for a reduced initial sales load when purchasing Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

--------------------------------------------------------------------------------
CLASS C SHARES

Initial Sales Loads -- None.

  Contingent Deferred Sales Charge -- You may pay a charge equal to 1% of the lesser of the current net asset value of your shares or their original cost if you sell your shares within one year of their purchase.

  Distribution 12b-1 Fees -- 0.75% of average daily net assets.

  Service Fees -- 0.25% of average daily net assets.

  You may want to purchase Class C shares if:

  you prefer to have all of your assets invested initially; and

  you are uncertain as to the length of time you intend to hold your shares of the Fund.

The following is additional information about Class C shares:

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter contingent deferred sales charge period, you forgo the Class B automatic conversion feature, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

--------------------------------------------------------------------------------
A NOTE ON CONTINGENT DEFERRED SALES CHARGES

All contingent deferred sales charges will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the Statement of Additional Information for more information.

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

In addition to offering Class A, Class B and Class C shares, the Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares are generally distributed directly by Cohen & Steers Securities, Inc. ('CSSI') and do not have a front-end sales load or a contingent deferred sales charge, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund's Class I shares, contact the Fund or CSSI by writing to the address or by calling the telephone number listed on the back cover of this prospectus.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order.

You can purchase the Fund's shares through authorized dealers or directly through CSSI. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

--------------------------------------------------------------------------------

PURCHASES OF FUND SHARES


Initial Purchase By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;
 class of shares;
 name(s) in which shares are to be registered;
 address;
 social security or tax identification number (where applicable);
 dividend payment election;
 amount to be wired;
 name of the wiring bank; and
 name and telephone number of the person to be contacted in connection with the order.
The transfer agent will assign you an account number and a wire reference control number.
2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:
  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers
  Equity Income Fund, Inc.
  For further credit to: (Account name)

  Account Number: (provided by
  Transfer Agent)


  Wire Reference Control #: (provided by
  Transfer Agent)

3. Complete the Subscription Agreement attached to the end of this Prospectus. Mail the Subscription Agreement to the transfer agent:
  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

Initial Purchase By Mail
1. Complete the Subscription Agreement included in the center of this Prospectus.
2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;
 class of shares;
 account number;
 amount to be wired;
 name of the wiring bank; and
 name and telephone number of the person to be contacted in connection with the order.
The transfer agent will assign you a wire reference control number.
2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:
  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers Equity Income Fund, Inc.
  For further credit to: (Account Name)

  Account Number: (provided by
  Transfer Agent)


  Wire Reference Control #: (provided by
  Transfer Agent)


Additional Purchases By Mail
1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the transfer agent at the address set forth above.

--------------------------------------------------------------------------------
PURCHASES THROUGH DEALERS

You may purchase the Fund's shares through selected securities dealers with whom CSSI has sales agreements. You may obtain additional Subscription Agreements from such authorized dealers. For a list of authorized dealers, please contact the Fund at (800) 437-9912.

Financial service firms that do not have a sales agreement with CSSI also may place orders for purchases of the Fund's shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Authorized dealers and financial service firms are responsible for promptly transmitting purchase orders to CSSI.

--------------------------------------------------------------------------------
PURCHASES THROUGH CSSI

You may purchase shares of the Fund through CSSI by mailing a check made payable to Cohen & Steers Equity Income Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Equity Income Fund, Inc. c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. CSSI will deduct any applicable sales charge from your payment.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the 'Plan') provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of Subscription Agreement included with this prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers, or for shares of Cohen & Steers Vista Cash Management Fund, subject to the applicable contingent deferred sales charge, if any. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to the applicable initial sales charge, if any.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.



--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES



You may sell or 'redeem' your shares through authorized dealers, by telephone or through the transfer agent. If your shares are held in your dealer's 'street name,' you must redeem your shares through your dealer.


Redemptions Through Dealers

If you have an account with an authorized dealer, you may submit a redemption request to that dealer. Authorized dealers are responsible for promptly transmitting redemption requests to CSSI. Dealers may impose a charge for handling redemption transactions placed through them and may have particular requirements concerning redemptions. Accordingly, you should contact your authorized dealer for more information.

Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern Time. If we receive your telephone redemption request after 4:00 p.m., Eastern Time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

  Chase Global Funds Services Company

  P.O. Box 2798

  Boston, Massachusetts 02208-2798

  Attn: Cohen & Steers Equity Income Fund, Inc.

A written redemption request must:

 state the number of shares or dollar amount to be redeemed;

 identify your account number and tax identification number; and

 be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you the proceeds by check. If you made the election to receive redemption proceeds by wire on the Subscription Agreement, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption pro-ceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.


The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.



Signature Guarantee. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912.


The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.


Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a 'Distribution Plan') which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay CSSI a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CSSI is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of CSSI. Payments received with respect to Class B shares may be used for these purposes. CSSI bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by CSSI in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Fund's transfer agent. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.
We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.
Dividends paid to you out of the Fund's 'investment company taxable income' (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gains) will be taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your shares; any such distribution in excess of your tax basis is treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.
A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.
Each year, we will notify you of the tax status of dividends and other distributions. If you redeem your Fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable if you:
fail to provide us with your correct tax payer identification number;
fail to make required certifications; or have been notified by the IRS that you are subject to backup withholding.
Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.
Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available free of charge upon request.

                                                           CLASS A                                 CLASS B
                                         -------------------------------------------     ---------------------------
                                                   FOR THE              FOR PERIOD                       FOR PERIOD
                                                 YEAR ENDED            SEPTEMBER 2*,       FOR THE      JANUARY 15*,
                                                DECEMBER 31,              THROUGH         YEAR ENDED      THROUGH
                                         ---------------------------   DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
PER SHARE OPERATING PERFORMANCE              1999           1998           1997              1999           1998
-------------------------------              ----           ----           ----              ----           ----
Net asset value, beginning of period...     $10.31         $12.32         $11.46            $10.27         $12.35
                                            ------         ------         ------            ------         ------
Income from investment operations
   Net investment income...............       0.76           0.73           0.25              0.68           0.64
   Net realized and unrealized
    gains/(losses) on investments......      (1.32)         (2.00)          0.83             (1.29)         (2.01)
                                            ------         ------         ------            ------         ------
    Total from investment operations...      (0.56)         (1.27)          1.08             (0.61)         (1.37)
                                            ------         ------         ------            ------         ------
Less dividends and distributions to
 shareholders from:
   Net investment income...............      (0.60)         (0.51)         (0.17)            (0.56)         (0.49)
   Net Realized gain on investments....         --             --          (0.03)               --             --
   Tax return of capital...............      (0.12)         (0.23)         (0.02)            (0.12)         (0.22)
                                            ------         ------         ------            ------         ------
    Total dividends and distributions
      to shareholders..................      (0.72)         (0.74)         (0.22)            (0.68)         (0.71)
                                            ------         ------         ------            ------         ------
Net asset value, end of period.........     $ 9.03         $10.31         $12.32            $ 8.98         $10.27
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
--------------------------------------------------------------------------------------------------------------------
Total investment return**..............      -5.42%        -10.56%          9.46%(1)(2)      -5.98%        -11.37%(1)(2)
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (in
 millions).............................     $ 26.0         $ 31.6         $ 34.6            $ 15.1         $ 10.1
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
Ratio of expenses to average daily net
 assets (before expense reduction).....       1.70%          1.92%          3.49%(3)          2.40%          2.60%(3)
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
Ratio of expenses to average daily net
 assets
 (net of expense reduction)............       1.60%          1.49%          1.50%(3)          2.26%          2.15%(3)
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................       7.50%          5.89%          9.47%(3)          7.09%          5.99%(3)
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................       7.60%          6.32%         11.46%(3)          7.23%          6.44%(3)
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------
Portfolio turnover rate................      62.51%         96.47%         87.20%(2)         62.51%         96.47%(2)
                                            ------         ------         ------            ------         ------
                                            ------         ------         ------            ------         ------

                                                   CLASS C
                                         ---------------------------
                                                         FOR PERIOD
                                           FOR THE      JANUARY 14*,
                                          YEAR ENDED      THROUGH
                                         DECEMBER 31,   DECEMBER 31,
PER SHARE OPERATING PERFORMANCE              1999           1998
-------------------------------              ----           ----
Net asset value, beginning of period...     $10.26         $12.31
                                            ------         ------
Income from investment operations
   Net investment income...............       0.68           0.64
   Net realized and unrealized
    gains/(losses) on investments......      (1.29)         (1.97)
                                            ------         ------
    Total from investment operations...      (0.61)         (1.33)
                                            ------         ------
Less dividends and distributions to
 shareholders from:
   Net investment income...............      (0.56)         (0.49)
   Net Realized gain on investments....         --             --
   Tax return of capital...............      (0.12)         (0.23)
                                            ------         ------
    Total dividends and distributions
      to shareholders..................      (0.68)         (0.72)
                                            ------         ------
Net asset value, end of period.........     $ 8.97         $10.26
                                            ------         ------
                                            ------         ------
---------------------------------------
Total investment return**..............      -5.99%        -11.08%(1)(2)
                                            ------         ------
                                            ------         ------
---------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (in
 millions).............................     $ 19.6         $ 13.2
                                            ------         ------
                                            ------         ------
Ratio of expenses to average daily net
 assets (before expense reduction).....       2.39%          2.59%(3)
                                            ------         ------
                                            ------         ------
Ratio of expenses to average daily net
 assets
 (net of expense reduction)............       2.25%          2.15%(3)
                                            ------         ------
                                            ------         ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................       7.09%          6.13%(3)
                                            ------         ------
                                            ------         ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................       7.23%          6.57%(3)
                                            ------         ------
                                            ------         ------
Portfolio turnover rate................      62.51%         96.47%(2)
                                            ------         ------
                                            ------         ------


---------

* Initial offering of shares

'D' Commencement of operations

(1) Total investment return would have been lower had certain fees not been reimbursed by the Adviser.

(2) Not annualized.
(3) Annualized.

** Does not reflect sales charges, which would reduce returns.

                                     [Logo]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Equity Income Fund, Inc., the following documents are available to you without any charge, upon request:

  Annual/Semi-Annual Reports -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year.


  Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information ('SAI'). The information presented in the SAI is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.


To request a free copy of any of the materials described above, or to make any other inquiries, please contact us:


By telephone                 (800) 437-9912
By mail                      Cohen & Steers Equity Income Fund, Inc.
                             c/o Chase Global Fund Services Company
                             P.O. Box 2798
                             Boston, Massachusetts 02208-2798
By e-mail                    marketing@csreit.com
On the Internet              http://www.cohenandsteers.com




Our prospectus and SAI may also be available from your broker or financial adviser. Reports and other information about the Fund (including the Fund's SAI) may also be obtained from the Securities and Exchange Commission (the 'SEC'):



  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.



  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.



  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.


  SEC File No. 811-8287

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                                 CLASS I SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                               Investment Adviser
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                       Chase Global Fund Services Company
                                 P.O. Box 2798
                        Boston, Massachusetts 02208-2798
                           Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
  PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                          COMMITTING A CRIME.


                                  MAY 1, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1

    Investment Objectives and Principal Investment
       Strategies...........................................    1

    Who Should Invest.......................................    1

    Principal Risks.........................................    1

    Historical Fund Performance.............................    2

FEES AND EXPENSES OF THE FUND...............................    3

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    3

    Objectives..............................................    3

    Principal Investment Strategies.........................    4

    Principal Risks of Investing in the Fund................    5

MANAGEMENT OF THE FUND......................................    7

    The Investment Adviser..................................    7

    Portfolio Managers......................................    7

HOW TO PURCHASE AND SELL FUND SHARES........................    8

    Pricing of Fund Shares..................................    8

    Types of Shareholders Qualified to Purchase Class I
       Shares...............................................    8

    Purchase Minimums.......................................    9

    Additional Classes Offered..............................    9

    Form of Payment.........................................    9

    Purchases of Fund Shares................................    9

    Exchange Privilege......................................   10

    How To Sell Fund Shares.................................   11

ADDITIONAL INFORMATION......................................   12

    Dividends and Distributions.............................   12

    Tax Considerations......................................   12

FINANCIAL HIGHLIGHTS........................................   13

                    COHEN & STEERS EQUITY INCOME FUND, INC.

--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


The investment objective of Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is high current income through investment in real estate securities. Capital appreciation is a secondary investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.


Normally, the Fund invests at least 65% of its total assets in common stocks and other equity securities issued by real estate companies, such as 'real estate investment trusts' ('REITs'). A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. The Fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code. The Fund may also invest up to 35% of its total assets in debt securities, including high-yield debt securities, issued or guaranteed by real estate and other companies.

--------------------------------------------------------------------------------
WHO SHOULD INVEST


Cohen & Steers Equity Income Fund, Inc. may be suitable for you if you are seeking:


  Some exposure to real estate to add to your portfolio mix;

  A fund that may perform differently than a general stock or bond fund to add to your portfolio;

  Liquidity in a real estate-related investment;

  High current income; and

  The potential for long-term capital growth.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.


Real Estate Markets and REIT Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop becasue of the failure of borrowers to pay their loans and poor management.

Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares therefore can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of buisness, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.



As of March 31, 2000, the market capitalization of REITs ranged in size from approximately $5 million to $6.3 billion.


Debt Securities Risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.


Non-Diversification. As a 'non-diversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.


Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund's investment return can change from year to year and how the Fund's returns can vary from the performance of selected broad market indices over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance is not, however, an indication as to how the Fund may perform in the future.


THIS CHART SHOWS THE FUND'S TOTAL RETURN FOR EACH YEAR SINCE CLASS I SHARES OF THE FUND COMMENCED OPERATIONS ON JULY 15, 1998.




                               [GRAPHIC]

Highest quarterly return during this period:      11.47%
Lowest quarterly return during this period:      - 8.76%

THIS TABLE SHOWS THE FUND'S ANNUAL TOTAL RETURNS FOR THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF TWO INDICES.


                          AVERAGE ANNUAL TOTAL RETURNS
                      (for period ended December 31, 1999)

                                                                          SINCE
                                                              1 YEAR   INCEPTION**
                                                              ------   -----------
Cohen & Steers Equity Income Fund -- Class I shares.........  -5.12%     -10.11%
NAREIT Equity REIT Index*...................................  -4.62%     -12.07%'D'
S&P 500'r'*.................................................  21.04%      18.10%


---------


* The NAREIT Index of Equity REITs is comprised of 165 real estate investment trusts. The Standard & Poor's 500 Composite Stock Index ('S&P 500') is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.



'D' Prior to January 4, 1999, the NAREIT Equity REIT Index was published monthly. Total returns and cumulative values are calculated from the date nearest each class inception for which comparable performance data exist.



**  The inception date for Class I shares was July 15, 1998.


--------------------------------------------------------------------------------
 FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


SHAREHOLDER FEES (fees paid directly from your investment):   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from Fund assets):

Management Fee..............................................  0.75%
Other Expenses..............................................  0.59%
Total Annual Fund Operating Expenses........................  1.34%





EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


  1         3         5         10
 YEAR     YEARS     YEARS     YEARS
 ----     -----     -----     -----
 $136     $425      $734      $1,613


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------

OBJECTIVES


The investment objective of Cohen & Steers Equity Income Fund, Inc. is high current income through investment in real estate securities. Capital appreciation is a secondary objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund, of course, will concentrate its investments in the real estate industry.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the Fund, the investment adviser relies on a fundamental analysis of each company. The investment adviser reviews each company's potential for success in light of the company's current financial condition, its industry position, and economic and market conditions. The investment adviser evaluates a number of factors, including growth potential, earnings estimates and the quality of management.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Real Estate Companies

For purposes of the Fund's investment policies, a real estate company is one that:

  derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

  has at least 50% of its assets in such real estate.

Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of real estate companies. These equity securities can consist of:

  common stocks (including REIT shares);

  rights or warrants to purchase common stocks;

  securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value; and

  preferred stocks.

Real Estate Investment Trusts


The Fund may invest without limit in shares of real estate investment trusts ('REITs'). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies and the Fund intends to use these REIT dividends in an effort to meet the current income goal of its investment objective.


Types of REITs. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt Securities

The Fund may invest a maximum of 35% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ('Moody's') or lower than BBB by Standard and Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ('S&P')), are sometimes referred to as 'high yield' or 'junk' bonds.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Fund's investment adviser believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

 declines in the value of real estate

 risks related to general and local economic conditions

 possible lack of availability of mortgage funds

 overbuilding

 extended vacancies of properties

 increased competition

 increases in property taxes and operating expenses

 changes in zoning laws

 losses due to costs resulting from the clean-up of environmental problems liability to third parties for damages resulting from environmental problems casualty or condemnation losses

 limitations on rents

 changes in neighborhood values and the appeal of properties to tenants changes in interest rates

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.


In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended ('Code'), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended ('1940 Act'). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.



In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large company stocks such as those found in the Dow Jones Industrial Average.


Risks of Investment in Debt Securities

High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent it is invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.



Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER


Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment adviser, was formed in 1986 and is a leading U.S. manager of portfolios dedicated to investments in REITs. Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc. Cohen & Steers Special Equity Fund, Inc. and the Fund, which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities.


Under its Investment Advisory Agreement with the Fund, the investment adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The investment adviser performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the investment adviser. Under the Advisory Agreement, the investment adviser pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund's distribution plan.

The investment adviser also selects brokers and dealers to execute the Fund's portfolio transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the investment adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions on behalf of the Fund.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the investment adviser a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund. This fee is higher than the fees incurred by most other investment companies.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers, who have managed the Fund since its inception, are:

  Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor.

  Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor.

  Steven R. Brown -- Mr. Brown joined Cohen & Steers in 1992 and currently serves as a

Senior Vice President in investment research at Cohen & Steers Capital Management, Inc. He is a member of NAREIT and ICSC and currently serves on the ICSC Research Advisory Task Force.


--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------

PRICING OF FUND SHARES



The price at which you can purchase and redeem the Fund's Class I shares is the net asset value of the shares next determined after we receive your order in proper form. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange generally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading. We determine net asset value per share for the Class I shares by adding the market value of all securities and other assets in the Fund's portfolio attributable to the Class I shares, subtracting liabilities attributable to the Class I shares, and dividing by the total number of Class I shares then outstanding. Securities for which market prices are unavailable will be valued at fair value as determined by the Fund's Board of Directors.


--------------------------------------------------------------------------------
TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

  tax-exempt employee benefit plans of the investment adviser or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities, Inc. ('CSSI'), the Fund's principal underwriter;

  institutional advisory accounts of the investment adviser or its affiliates and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

  a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

  registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

If you are an individual, you may open a Class I account with the Fund with a minimum investment of $100,000. If you are an adviser, you may open a Class I account with the Fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500. We are free to reject any purchase order.

You can purchase the Fund's Class I shares through authorized dealers or directly through CSSI. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A, Class B and Class C shares which are described in a separate prospectus. To obtain a prospectus for these classes, contact the transfer agent using the address or phone numbers listed on the back cover of this Prospectus.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.


--------------------------------------------------------------------------------
PURCHASES OF FUND SHARES


Initial Purchase By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:


 name of the Fund;

 class of shares;

 name(s) in which shares are to be registered;

 address;

 social security or tax identification number (where applicable);

 dividend payment election;

 amount to be wired;

 name of the wiring bank; and

 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you an account number and a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:


  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers
  Equity Income Fund, Inc.
  For further credit to: (Account name)
  Account Number: (provided by Transfer Agent)
  Wire Reference Control #: (provided by Transfer Agent)


3. Complete the Subscription Agreement attached to of this Prospectus. Mail the Subscription Agreement to the transfer agent:

  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

Initial Purchase By Mail
1. Complete the Subscription Agreement included at the end of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire


1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:


 name of the Fund;

 class of shares;

 account number;

 amount to be wired;

 name of the wiring bank; and

 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:


  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA # 910-2-733012
  Attn: Cohen & Steers
  Equity Income Fund, Inc.
  For further credit to: (Account Name)
  Account Number: (provided by Transfer Agent)
  Wire Reference Control #: (provided by Transfer Agent)


Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number and the class of shares to be purchased on the check.


2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the transfer agent at the address set forth above.


--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers, or for shares of Cohen & Steers Vista Cash Management Fund. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charge.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.


There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES



You may sell or 'redeem' your shares by telephone or through the transfer agent.


Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern Time. If we receive your telephone redemption request after 4:00 p.m., Eastern Time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, Massachusetts 02208-2798
  Attn: Cohen & Steers Equity Income Fund, Inc.

A written redemption request must:

 state the number of shares or dollar amount to be redeemed,

 identify your account number and tax identification number, and be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you the proceeds by check. If you made the election to receive redemption proceeds by wire on the Subscription Agreement, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.


The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.



Signature Guarantee. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912.

The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.



Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund's 'investment company taxable income' (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gains) will be taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you redeem your Fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable if you fail to provide us with your correct tax payer identification number;

 fail to make required certifications; or

 have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912
--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2000



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ
 IN CONJUNCTION WITH THE PROSPECTUS OF COHEN & STEERS EQUITY INCOME FUND, INC., DATED THE SAME DATE AS THE STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED
 FROM TIME TO TIME (THE 'PROSPECTUS'). THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. THE FINANCIAL
 STATEMENTS AND NOTES CONTAINED IN THE ANNUAL REPORT AND SEMI-ANNUAL REPORT ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES
 OF THE STATEMENT OF ADDITIONAL INFORMATION, PROSPECTUS, ANNUAL AND SEMI-ANNUAL
  REPORTS MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE ADDRESS OR
                           PHONE NUMBER SHOWN ABOVE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                              Page
                                                              ----
Investment Objectives and Policies..........................    3

Investment Restrictions.....................................    8

Management of the Fund......................................   10

Compensation of Directors and Certain Officers..............   11

Investment Advisory and Other Services......................   11

Portfolio Transactions and Brokerage........................   14

Organization and Description of Capital Stock...............   15

Distribution Plan...........................................   15

Determination of Net Asset Value............................   17

Reducing the Initial Sales Load on Class A Shares...........   18

Sale of Fund Shares.........................................   19

Contingent Deferred Sales Charges...........................   20

Other Share Information.....................................   22

Taxation....................................................   22

Performance Information.....................................   29

Counsel and Independent Accountants.........................   30

Financial Statements........................................   30

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is a non-diversified, open-end, management investment company organized as a Maryland corporation on July 3, 1997.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the descriptions of the principal investment objectives, strategies and risks as set forth in the Prospectus. Except as otherwise provided below, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment policies without written notice to shareholders.

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of securities issued by Equity REITs.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's or S&P, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

In entering into the repurchase agreement for the Fund, the investment adviser will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

--------------------------------------------------------------------------------
FOREIGN SECURITIES

The Fund may invest up to 15% of total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The Fund may be subject to additional investment risks for foreign securities that are different in some respects than those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

--------------------------------------------------------------------------------
FUTURES CONTRACTS


The Fund may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.



The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.


At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.


--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES


The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.


An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.


The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.


The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the investment adviser are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.


The Fund will receive a premium for writing a put or call option, which will increase the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.


The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS


In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ('forward contracts') and foreign currency futures contracts ('foreign currency futures'), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.



The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the

U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that is sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.



The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the investment adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.


The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.



--------------------------------------------------------------------------------
RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

--------------------------------------------------------------------------------
SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


The investment objectives and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:


The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate or commodities, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

8. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

9. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

10. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

11. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

12. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

13. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment objectives and policies set forth in the Prospectus and the investment restrictions numbered 1 through 6 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the '1940 Act'), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the investment adviser and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors. As of April 14, 2000, the Directors and officers as a group beneficially owned, Directly or indirectly, less than 1% of the outstanding shares of the Fund.



The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such Director and officer is also a director or officer of Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies sponsored by the Adviser, and Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies sponsored by the Adviser. An asterisk (*) has been placed next to the name of each Director who is an 'interested person' of the Fund, as such term is defined in the 1940 Act, by virtue of such person's affiliation with the Fund or the Adviser.



                                     POSITION(S)
                                      HELD WITH
     NAME, ADDRESS AND AGE               FUND            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
     ---------------------               ----            -----------------------------------------------
Robert H. Steers* ..............  Director, Chairman  Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment
  757 Third Avenue                and Secretary       adviser. President of Cohen & Steers Securities, Inc.
  New York, New York
  Age: 47

Martin Cohen* ..................  Director,           President of Cohen & Steers Capital Management, Inc., the Fund's
  757 Third Avenue                President and       investment adviser. Vice President of Cohen & Steers Securities, Inc.
  New York, New York              Treasurer
  Age: 51

Gregory C. Clark ...............  Director            President of Wellspring Management Group.
  376 Mountain Laurel Drive
  Aspen, Colorado
  Age: 53

George Grossman ................  Director            Attorney at law.
  17 Elm Place
  Rye, New York
  Age: 46

Jeffrey H. Lynford .............  Director            Chairman of Wellsford Group Inc. since 1986 and of Wellsford Residential
  610 Fifth Avenue                                      Property Trust from 1992 to May 1997. Mr. Lynford is also a Trustee of
  New York, New York                                    Equity Residential Properties Trust and an Emeritus Trustee of the
  Age: 52                                               National Trust for Historic Preservation.

Willard H. Smith Jr. ...........  Director            Board member of Essex Property Trust, Inc., Highwoods Properties, Inc.,
  5208 Renaissance Avenue                               Realty Income Corporation and Willis Lease Finance Corporation. Managing
  San Diego, California                                 director at Merrill Lynch & Co., Equity Capital Markets Division from
  Age: 63                                               1983 to 1995.

Elizabeth O. Reagan ............  Vice President      Senior Vice President of Cohen & Steers Capital Management, Inc., the
  757 Third Avenue                                      Fund's investment adviser, since 1996 and prior to that Vice President of
  New York, New York                                    Cohen & Steers Capital Management, Inc.
  Age: 37

                                     POSITION(S)
                                      HELD WITH
     NAME, ADDRESS AND AGE               FUND            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
     ---------------------               ----            -----------------------------------------------
Adam Derechin ..................  Vice President and  Senior Vice President of Cohen & Steers Capital
  757 Third Avenue                Assistant             Management, Inc., the Fund's investment adviser, since
  New York, New York              Treasurer             1998 and prior to that Vice President of Cohen &
  Age: 35                                               Steers Capital Management, Inc.

Lawrence B. Stoller ............  Assistant           Senior Vice President and General Counsel, Cohen &
  757 Third Avenue                Secretary           Steers Capital Management, Inc., the Fund's investment
  New York, New York                                    adviser, since 1999. Prior to that, Associate
  Age: 36                                               General Counsel, Neuberger Berman Management Inc.
                                                        (money manager); Assistant General Counsel, The
                                                        Dreyfus Corporation (money manager); and Associate,
                                                        Dechert Price & Rhoads (law firm).


--------------------------------------------------------------------------------
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS
--------------------------------------------------------------------------------


The following table sets forth information regarding compensation of Directors by the Fund and by the fund complex of which the Fund is a part for the fiscal year ended December 31, 1999. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $5,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the column headed 'Total Compensation From Fund and Fund Complex Paid to Directors,' the compensation paid to each Director represents five of six funds that each Director serves in the fund complex. (Cohen & Steers Institutional Realty Shares, Inc. commenced operations in January of 2000.) The Directors do not receive any pension or retirement benefits from the fund complex.



                                      COMPENSATION TABLE
                             FISCAL YEAR ENDED DECEMBER 31, 1999
                                                                                   TOTAL
                                                                               COMPENSATION
                                                               AGGREGATE       FROM FUND AND
                                                              COMPENSATION     FUND COMPLEX
                  NAME OF PERSON, POSITION                     FROM FUND     PAID TO DIRECTORS
                  ------------------------                     ---------     -----------------
Gregory C. Clark*, Director.................................     $7,500           $37,500
Martin Cohen**, Director and President......................          0                 0
George Grossman*, Director..................................      7,500            37,500
Jeffrey H. Lynford*, Director...............................      7,000            35,000
Willard H. Smith Jr.*, Director.............................      7,500            37,500
Robert H. Steers**, Director and Chairman...................          0                 0


---------

 * Member of the Audit Committee.


** 'Interested person,' as defined in the 1940 Act, of the Fund because of the affiliation with Cohen & Steers Capital Management, Inc., the Fund's investment adviser.


--------------------------------------------------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc. ('Cohen & Steers'), with offices located at 757 Third Avenue, New York, New York 10017 is the investment adviser to the Fund.


Cohen & Steers, a registered investment adviser, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans of leading corporations, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies and Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.


Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.


Under the Advisory Agreement, the Fund will pay the Adviser a monthly advisory fee in an amount equal to 1/12th of 0.75% of the average daily value of the net assets of the Fund. For the fiscal years ended December 31, 1999, 1998, and December 31, 1997, the Adviser received advisory fees from the Fund in the following amounts:



                          GROSS        ADVISORY          NET
 FISCAL YEAR ENDED*    ADVISORY FEE   FEE WAIVERS   ADVISORY FEES
 ------------------    ------------   -----------   -------------
December 31, 1999....    $467,165      $      0       $467,165
December 31, 1998        $407,654      $233,943       $173,711
December 31, 1997        $ 45,083      $ 45,083         --


* The Class A shares commenced operations on September 2, 1997. The Class B shares commenced operations on January 15, 1998. The Class C shares commenced operations on January 14, 1998. The Class I shares commenced operations on July 15, 1999.

  The Adviser also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Adviser is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Adviser or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Adviser or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Adviser or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

--------------------------------------------------------------------------------

ADMINISTRATOR AND SUB-ADMINISTRATOR


The Adviser has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund;
(iv) supervising preparation of the periodic updating of the Fund's registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate;
(v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.



In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain Chase Manhattan Bank ('Chase') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including
(i) determining the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent; (iii) preparing financial information for the Fund's income tax returns, proxy statements, shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the Administration Agreement, the Adviser remains responsible for monitoring and overseeing the performance by Chase of its obligations to the Fund under its agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.


Under the terms of the Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on net assets in excess of that amount. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'


For the fiscal year ended December 31, 1999, 1998, and for the period September 2, 1997 (commencement of operations) through December 31, 1997, the Adviser received administration fees from the Fund in the amount of $12,458, $10,871 and $1,196, respectively, and Chase received sub-administration fees from the Fund in the amount of $84,343, $106,089 and $13,931, respectively.


--------------------------------------------------------------------------------

DISTRIBUTOR

Cohen & Steers Securities, Inc., an affiliate of the Adviser, serves without charge as the Distributor of shares of the Fund. Cohen & Steers Securities, Inc. is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

--------------------------------------------------------------------------------

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

Chase, which has its principal business at One Chase Manhattan Plaza, New York, New York 10081-1000 has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.


--------------------------------------------------------------------------------

CODE OF ETHICS



The Fund, and the Investment Adviser and Distributor, have adopted codes of ethics that are designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. The codes of ethics, among other things, prohibit management personnel from investing in REITs and real estate securities, prohibit purchases in an initial public offering and require pre-approval for investments in private placements. The Fund's Independent Directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that, within the most recent 15 days, the security is being or has been considered for purchase or sale by the Fund, or is being purchased or sold by the Fund.


--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Adviser. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.


In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Adviser's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the

Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Adviser may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.


For the fiscal year ended December 31, 1999, 1998, and for the period September 2, 1997 (commencement of operations) through December 31, 1997, the Fund paid a total of $276,216, $336,009 and $123,606 in brokerage commissions, respectively. Of such amount, $76,521, $199,917 and $73,422 in brokerage commissions was placed with brokers or dealers who provide research and investment information. The Fund's portfolio turnover rate for the fiscal year ended December 31, 1999 was 62.51%.


--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK
--------------------------------------------------------------------------------

The Fund was incorporated on July 3, 1998, as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The Fund's shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distributions and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.


As of April 14, 2000, there were 8,666,606 shares of the Fund's common stock outstanding. Also as of that date, the Fund knew of no person who owned 5% or more of the Fund's shares.


--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board and approved by its shareholders. Under the Distribution Plan, the

Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ('payee(s)') for shareholder accounts ('qualified accounts') as to which a payee has rendered distribution assistance services to shareholders at annual rates of 0.25%, 0.75% and 0.75% of the average net asset value of the Fund attributable to Class A shares, Class B shares and Class C shares, respectively. The Class I shares do not participate in the Distribution Plan. Substantially all such monies are paid by CSSI to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses (including interest and other financing costs in the case of Class B shares) incurred by CSSI in distributing Fund shares. In addition to the amounts required by the Distribution Plan, CSSI may, in its discretion, pay additional amounts from its own resources. Beginning with the second year after an investment is made, payees receive an annual distribution assistance payment of 0.25% of the average daily net asset value attributable to shares for which the payee provides services. This fee is paid quarterly in arrears. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders.


The Distribution Plan became effective on September 2, 1997 with respect to Class A shares and was amended as of January 6, 1998 to permit the distribution of Class B and Class C shares. For the fiscal year ended December 31, 1999 and 1998, respectively, with respect to the Class A shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $72,346 and $93,238, respectively, which constituted 0.25% of the Fund's average daily net assets attributable to the Class A shares during the period. Of the $72,346 and $93,238, respectively, paid by the Fund under the Distribution Plan, with respect to the Class A shares, $72,346 and $93,238, respectively, was spent for compensation to broker-dealers and other financial intermediaries.



For the fiscal year ended December 31, 1999 and the period January 15, 1998 (commencement of operations) through December 31, 1998, with respect to the Class B shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $94,647 and $57,273, respectively, which constituted 0.75% of the Fund's average daily net assets attributable to the Class B shares during the period. Of the $94,647 and $57,273 were paid by the Fund under the Distribution Plan, with respect to the Class B shares, $94,647 and $57,273 were spent for compensation to broker-dealers and other financial intermediaries.



For the fiscal year ended December 31, 1999 and the period January 14, 1998 (commencement of operations) through December 31, 1998, with respect to the Class C shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $138,445 and $54,877, respectively, which constituted 0.75% of the Fund's average daily net assets attributable to the Class C shares during the period. Of the $138,445 and $54,877 paid by the Fund under the Distribution Plan, with respect to the Class C shares, $138,445 and $54,877 was spent for compensation to broker-dealers and other financial intermediaries.


The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investments and the assistance payments received by such banks under the Distribution Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the

Distribution Plan for activities not primarily intended to result in the sale of Fund shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Distribution Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

Under the Distribution Plan, the Fund's Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the disinterested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of a majority of the disinterested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the disinterested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the NASD, CSSI is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share of each class is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to materially affect the Fund's net asset value.

For purposes of determining the net asset value of each Class of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Directors deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.


For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.


--------------------------------------------------------------------------------
REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES
--------------------------------------------------------------------------------

As discussed in the prospectus, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his dealer, the transfer agent or CSSI of the applicability of one of the following:


Rights of Aggregation. The investment schedule above applies to the total amount being invested by any 'person,' which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any U.S. bank or investment adviser purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.


Rights of Accumulation. The Class A shares of the Fund may be purchased at a reduced sales charge by a 'person' (as defined above) who is already a shareholder by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the transfer agent or CSSI at the time of purchase that he wishes to take advantage of such entitlement, and give the numbers of his account, and those accounts held in the name of his spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the 'Letter') set forth in the Subscription Agreement or on a separate form for this purpose which is available from the Fund.

This enables the investor to aggregate purchases of shares of the Fund during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his dealer, the transfer agent or CSSI that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor's purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client,
(iii) to investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisers and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and 'rabbi trusts.' Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the investment adviser, CSSI, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue Class A shares at net asset value in connection with the acquisition of, or merger or consolidation with, another investment company.

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or CSSI at the time of purchase on a form for this purpose as available from the Fund.


--------------------------------------------------------------------------------
SALE OF FUND SHARES

--------------------------------------------------------------------------------


Payment of the price for shares that are sold or 'redeemed' may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus and in this Statement of Additional Information less any applicable contingent deferred sales charge on redemptions of Class B shares made within six years of purchase and on certain redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable.


--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES
--------------------------------------------------------------------------------
CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining, the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

--------------------------------------------------------------------------------
CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the shareholder.

The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the 'Code'), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder's Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for CSSI to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

--------------------------------------------------------------------------------
CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under 'Contingent Deferred Sales Charges -- Class B Shares.' In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to CSSI and are used by CSSI to defray the expenses of CSSI related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

--------------------------------------------------------------------------------
CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
OTHER SHARE INFORMATION
--------------------------------------------------------------------------------

A dealer concession of up to 1% may be paid by CSSI on investments in Class A shares of $1 million or more. Also, in addition to the discount or commission paid to dealers, CSSI may from time to time pay additional cash or other incentives to dealers in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside of the United States. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the 'Code'), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

--------------------------------------------------------------------------------
TAXATION OF THE FUND

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holding so that, at end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid
December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

--------------------------------------------------------------------------------
DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.


--------------------------------------------------------------------------------
SALE OR EXCHANGE OF FUND SHARES


Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the Fund for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to tax basis in determining gain or loss for federal income tax purposes. Instead, the sales charge for the exchanged Fund shares shall be added to basis for purposes of determining gain or loss on the disposition of the newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

--------------------------------------------------------------------------------
ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

--------------------------------------------------------------------------------
MARKET DISCOUNT BONDS

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

--------------------------------------------------------------------------------
OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium is received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are 'section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.


Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain 'appreciated financial positions' if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

--------------------------------------------------------------------------------
CURRENCY FLUCTUATIONS -- 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as 'Section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

--------------------------------------------------------------------------------
INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts ('REITs') that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under existing Treasury regulations, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Adviser does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

--------------------------------------------------------------------------------
PASSIVE FOREIGN INVESTMENT COMPANIES

If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any 'excess distribution' with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, the Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual dispostion of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years.

--------------------------------------------------------------------------------
FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING


The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


--------------------------------------------------------------------------------
FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts' above)), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation -- Backup Withholding,' above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)'pp'n = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion
               thereof), assuming reinvestment of all dividends and
               distributions.


The Fund's average annual total return for its Class A shares for the year ended December 31, 1999 and for the period from September 2, 1997 (commencement of operations) to December 31, 1999 were - 9.68% and - 5.14%, respectively.



The Fund's average annual total return for its Class B shares for the year ended December 31, 1999 and for the period from January 15, 1998 (commencement of operations) to December 31, 1999 was - 10.68% and - 8.89%, respectively.



The Fund's average annual total return for its Class C shares for the year ended December 31, 1999 and for the period from January 14, 1998 (commencement of operations) to December 31, 1999 was - 5.99% and - 8.74%, respectively. The Fund's average annual total return for its Class I shares for the year ended December 31, 1999 and for the period from July 15, 1998 (commencement of operations) to December 31, 1999 was - 5.12% and - 10.11%, respectively.


-------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                    P

Where: P   =   a hypothetical initial payment of $1,000.
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and
               distributions.

--------------------------------------------------------------------------------
 YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                             a-b
                             ---
                        2[(  cd  + 1)6 - 1]

Where: a   =   dividends and interest earned during the period,
       b   =   expenses accrued for the period (net of reimbursements),
       c   =   the average daily number of shares outstanding during the
               period that were entitled to receive dividends, and
       d   =   the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

Simpson Thacher & Bartlett serves as counsel to the Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 have been appointed as independent accountants for the Fund.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Fund's audited financial statements for the year ended December 31, 1999, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated December 31, 1999.

                                     PART C

                               OTHER INFORMATION

ITEM 23. EXHIBITS


    (a). Articles of Incorporation(1), with Articles Supplementary filed with the Secretary of State of the State of Maryland on January 21, 1998.(4)



    (b). By-Laws(1)



    (c). The rights of security holders are defined in the Registrant's Articles of Incorporation (Article FIFTH and Article SEVENTH, Sections (b) and (c)) filed as Exhibit (a) to this Registration Statement and the Registrant's By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.



    (d). Form of Investment Advisory Agreement(2)



    (e). (i) Amended and Restated Underwriting Agreement (Class A, Class B and Class C shares only)(4)





        (ii) Form of Distribution Agreement (Class I shares only)(5)



    (f). Not Applicable



    (g). Form of Domestic Custody Agreement(2)



    (h). (i) Form of Administration Agreement(2)



        (ii) Mutual Funds Service (Sub-Administration) Agreement(2)



       (iii) Shareholder Service Plan(2)





        (iv) Form of Shareholder Service Agreement(2)



    (i). Opinion and Consent of Dechert Price & Rhoads(2)



    (j). Consent of Independent Accountants*



    (k). Not Applicable



    (l). Investment Representation Letter(2)



    (m). Distribution Plan(4)





(n). Multiple-Class Plan(5)



    (p). Code of Ethics



       (i) Fund



      (ii) Adviser/Distributor





(q). Powers of Attorney(3)

---------

(1) Filed with initial registration statement on July 9, 1997 and incorporated by reference herein.


(2) Filed with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated by reference herein.


(3) Filed with Post-Effective Amendment No. 1 on November 6, 1997 and incorporated by reference herein.

(4) Filed with Post-Effective Amendment No. 2 on February 25, 1998 and incorporated by reference herein.

(5) Filed with Post-Effective Amendment No. 3 on March 19, 1998 and incorporated by reference herein.

* Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not Applicable.

ITEM 25. INDEMNIFICATION


    It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), and Article VIII, Section 1, of the Registrant's By-Laws, filed as Exhibit (b). The Liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation and
Article VIII, Section 1 through Section 6, of the Registrant's By-Laws. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment adviser (the 'Adviser'), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit d to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant's administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, Inc., the Registrant's distributor, for any loss suffered by the Registrant of its shareholders is set forth in Section 8 of the Distribution Agreement filed as Exhibit (e) to this Registration Statement.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


    The descriptions of the Adviser under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.


    The following is a list of the Directors and Officers of the Adviser. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.


                NAME                                   TITLE
                ----                                   -----
Robert H. Steers.....................  Chairman, Director
Martin Cohen.........................  President, Director
Joseph M. Harvey.....................  Senior Vice President & Director of
                                         Research
Steven R. Brown......................  Senior Vice President
Elizabeth O. Reagan..................  Senior Vice President
John J. McCombe......................  Senior Vice President
Adam Derechin........................  Senior Vice President
Lawrence B. Stoller..................  Senior Vice President and General
                                         Counsel
William J. Frischling................  Senior Vice President
James S. Corl........................  Senior Vice President
Sheila J. Stoltz.....................  Vice President
Michael J. Kozoriz...................  Vice President
Jay J. Chen..........................  Vice President
Terrance R. Ober.....................  Vice President


    Cohen & Steers Capital Management, Inc. acts as investment adviser to, in addition to the Registrant, the following investment companies:




        Cohen & Steers Institutional Realty Shares, Inc.



        Cohen & Steers Realty Income Fund, Inc.



        Cohen & Steers Realty Shares, Inc.



        Cohen & Steers Total Return Realty Fund, Inc.


        Cohen & Steers Special Equity Fund, Inc.

        Frank Russell Investment Management Company -- Real Estate Securities
        Fund


        Russell Insurance Funds -- Real Estate Securities Fund



        American Skandia Trust -- AST Cohen & Steers Realty Portfolio

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Cohen & Steers Securities, Inc. is the principal underwriter for the Registrant.

    (b) The following are directors and officers of Cohen & Steers Securities, Inc. The principal address of these persons is 757 Third Avenue, New York, New York 10017.


                                POSITION AND              POSITION AND
          NAME            OFFICES WITH DISTRIBUTOR  OFFICES WITH REGISTRANT
          ----            ------------------------  -----------------------
Robert H. Steers........  President                 Chairman, Director and
                                                      Secretary
Martin Cohen............  Vice President            President, Director and
                                                      Treasurer
Jay J. Chen.............  Assistant Treasurer       None


    (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081-1000. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.


ITEM 29. MANAGEMENT SERVICES

    Not Applicable.

ITEM 30. UNDERTAKINGS

    Not Applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of April 2000.


                                         COHEN & STEERS EQUITY INCOME FUND, INC.

                                         By:          /s/ MARTIN COHEN
                                             ..................................
                                                    NAME: MARTIN COHEN
                                                     TITLE: PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities and on the date indicated.



                 SIGNATURE                                TITLE                        DATE
                 ---------                                -----                        ----
By:          /s/ MARTIN COHEN               President, Treasurer and Director       April 25, 2000
    ......................................
              (MARTIN COHEN)

By:       /s/ ROBERT H. STEERS              Director                                April 25, 2000
    ......................................
            (ROBERT H. STEERS)

By:                  *                      Director                                April 25, 2000
    ......................................
            (GREGORY C. CLARK)

By:                  *                      Director                                April 25, 2000
    ......................................
            (GEORGE GROSSMAN)

By:                  *                      Director                                April 25, 2000
    ......................................
           (JEFFREY H. LYNFORD)

By:                  *                      Director                                April 25, 2000
    ......................................
          (WILLARD H. SMITH JR.)

By:        /s/ ROBERT H. STEERS                                                     April 25, 2000
    ......................................
            * ROBERT H. STEERS
             AS ATTORNEY-IN-FACT

                          STATEMENT OF DIFFERENCES
                          ------------------------

The registered trademark symbol shall be expressed as...................... 'r'
Characters normally expressed as superscript shall be preceded by.......... 'pp'